SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Reverse stock split description	The weighted average number of shares was retroactively changed to reflect the 1-to-145 reverse stock split that occurred on September 25, 2020, the 1-to-100 reverse stock split that occurred on August 3, 2023, the 1-to-7 reverse stock split that occurred on December 4, 2023, the 1-to-18 reverse stock split that occurred on August 2, 2024 and the 1-to-10 reverse stock split that occurred on December 27, 2024.